ACCRUED INTEREST RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2014
ACCRUED INTEREST RECEIVABLE [Abstract]
Schedule of Accrued Interest Receivable

	2014	2013
	(Dollars in Thousands)

Investment and mortgage-backed securities	$520	$1,256
Loans receivable	118	115

Total	$638	$1,371